Related party transactions (Details) - CHF (SFr)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Related party transactions
Salaries, other short-term employee benefits and post-employment benefits	SFr 482,228	SFr 516,146	SFr 922,664	SFr 793,077
Consulting fees	77,883	63,077	123,707	121,854
Share-based compensation	556,724	266,916	1,822,104	421,221
Key management compensation	1,116,835	SFr 846,139	2,868,475	SFr 1,336,152
Board of Directors and Executive Management
Related party transactions
Net payable	SFr 130,187		SFr 130,187		SFr 172,443